Label	Element	Value
TAX EXEMPT BOND FUND OF AMERICA | The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3)
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	The Tax-Exempt Bond Fund of America®
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

3. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for The Tax-Exempt Bond Fund of America are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	Keep this supplement with your summary and statutory prospectuses.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)

TAX EXEMPT BOND FUND OF AMERICA | The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 429
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	671
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,038
TAX EXEMPT BOND FUND OF AMERICA | The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 232
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,361
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	412
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	713
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,361
TAX EXEMPT BOND FUND OF AMERICA | The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 786
TAX EXEMPT BOND FUND OF AMERICA | The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 480
TAX EXEMPT BOND FUND OF AMERICA | The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 28
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	87
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	152
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 343
TAX EXEMPT BOND FUND OF AMERICA | The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | Class T
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	550
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 922

[1]	Restated to reflect current fees.